Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Held at Fair Value

Our financial instruments held at fair value, are presented below as of January 31, 2017 and 2016:

		Fair Value Measurements
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
January 31, 2017
Financial Assets:
Long-term restricted deposits held at fair value	$5,055	$5,055	$—	$—
Contingent consideration receivable(1)	4,244	—	—	4,244

January 31, 2016
Financial Assets:
Current restricted deposits held at fair value	$3,466	$3,466	$—	$—
Long-term restricted deposits held at fair value	4,252	4,252	—	—
Contingent consideration receivable(1)	4,244	—	—	4,244
(1)

The contingent consideration receivable represents our share in the profits of one of the contracts assumed by the purchaser, as part of the sale of the Geoconstruction business on August 17, 2015. The amount was estimated based on the projected profits of the contract. There have been no changes in the estimated fair value since the closing date of the sale agreement.

Schedule of Carrying Values and Estimated Fair Values of Long-Term Debt

The following table summarizes the carrying values and estimated fair values of the long-term debt:

	January 31, 2017		January 31, 2016
	Carrying	Fair	Carrying	Fair
(in thousands)	Value	Value	Value	Value
4.25% Convertible Notes	$64,387	$64,705	$61,766	$49,873
8.0% Convertible Notes	97,952	92,156	97,205	92,156